Provisions (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2017
As at 31 December 2018
Other provisions		£ 951
Effects of changes in accounting policies	[1]		£ (2,150)
Provisions, Beginning balance		1,081
Additions		811
Amounts utilised		(506)
Unused amounts reversed		(405)
Exchange and other movements		(30)
Provisions, Ending balance		951
Previously stated [member]
As at 31 December 2018
Other provisions		1,127
Provisions, Beginning balance		1,127
Provisions, Ending balance
IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2]	(46)
Onerous contracts [member]
As at 31 December 2018
Other provisions		20
Provisions, Beginning balance		44
Additions		11
Amounts utilised		(30)
Unused amounts reversed		0
Exchange and other movements		(5)
Provisions, Ending balance		20
Onerous contracts [member] | Previously stated [member]
As at 31 December 2018
Other provisions		90
Provisions, Beginning balance		90
Provisions, Ending balance
Onerous contracts [member] | IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2]	(46)
Redundancy and restructuring [member]
As at 31 December 2018
Other provisions		63
Provisions, Beginning balance		68
Additions		86
Amounts utilised		(60)
Unused amounts reversed		(29)
Exchange and other movements		(2)
Provisions, Ending balance		63
Redundancy and restructuring [member] | Previously stated [member]
As at 31 December 2018
Other provisions		68
Provisions, Beginning balance		68
Provisions, Ending balance
Redundancy and restructuring [member] | IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2]	0
Undrawn contractually committed facilities and guarantees [member] | IFRSs 9 [member]
As at 31 December 2018
Other provisions	[3]	252
Provisions, Beginning balance		217
Additions	[3]	373
Amounts utilised	[3]	0
Unused amounts reversed	[3]	(332)
Exchange and other movements	[3]	(6)
Provisions, Ending balance	[3]	252
Undrawn contractually committed facilities and guarantees [member] | IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2],[3]	0
Customer redress [Member]
As at 31 December 2018
Other provisions		71
Provisions, Beginning balance		127
Additions		20
Amounts utilised		(66)
Unused amounts reversed		(15)
Exchange and other movements		5
Provisions, Ending balance		71
Customer redress [Member] | Previously stated [member]
As at 31 December 2018
Other provisions		127
Provisions, Beginning balance		127
Provisions, Ending balance
Customer redress [Member] | IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2]	0
Legal, competition and regulatory matters [member]
As at 31 December 2018
Other provisions		374
Provisions, Beginning balance		411
Additions		286
Amounts utilised		(302)
Unused amounts reversed		(16)
Exchange and other movements		(5)
Provisions, Ending balance		374
Legal, competition and regulatory matters [member] | Previously stated [member]
As at 31 December 2018
Other provisions		411
Provisions, Beginning balance		411
Provisions, Ending balance
Legal, competition and regulatory matters [member] | IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2]	0
Sundry provisions [member]
As at 31 December 2018
Other provisions		171
Provisions, Beginning balance		214
Additions		35
Amounts utilised		(48)
Unused amounts reversed		(13)
Exchange and other movements		(17)
Provisions, Ending balance		171
Sundry provisions [member] | Previously stated [member]
As at 31 December 2018
Other provisions		214
Provisions, Beginning balance		214
Provisions, Ending balance
Sundry provisions [member] | IFRS 16 [member]
As at 31 December 2018
Effects of changes in accounting policies	[2]	£ 0

[1]

d Effects of changes in accounting policies relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

e

[2]

Upon adoption of IFRS 16 on 1 January 2019, £46m of onerous lease provisions in Barclays Bank Group were transferred to right of use asset impairment allowance. Please see page 107 in note 1 for further de tail.

[3]	Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.